Expense Example	Apr. 01, 2026 USD ($)
Zacks Earnings Consistent Portfolio ETF | Zacks Earnings Consistent Portfolio ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Zacks Focus Growth ETF | Zacks Focus Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	571
Expense Example, with Redemption, 10 Years	1,333
Zacks Small/Mid Cap ETF | Zacks Small/Mid Cap ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	187
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	745
Zacks Quality International ETF | Zacks Quality International ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	419
Zacks All-Cap Core Fund | Zacks All-Cap Core Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	680
Expense Example, with Redemption, 10 Years	1,530
Zacks Small-Cap Core Fund | Zacks Small-Cap Core Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,765
Zacks Small-Cap Core Fund | Zacks Small-Cap Core Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	518
Expense Example, with Redemption, 5 Years	918
Expense Example, with Redemption, 10 Years	2,038
Zacks Dividend Fund | Zacks Dividend Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	630
Expense Example, with Redemption, 10 Years	1,403
Zacks Dividend Fund | Zacks Dividend Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	759
Expense Example, with Redemption, 10 Years	$ 1,675